Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of trade and other payables

Current	2024 £’000	2023 £’000	2022 £’000
Trade payables	707	314	339
Other payables	6	7	17
Accruals	1,273	857	817
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,986	1,178	1,173
Tax and social security	50	62	77
Deferred revenue	1,468	–	197
Total trade and other payables	3,504	1,240	1,447